Investments - Mortgage Loans Credit Ratings Indicator (Details) - Commercial Real Estate - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	$ 1,044	$ 902
2022
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	326
2021
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	247	255
2020
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	36	48
2019
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	11	40
2018
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	55	75
Prior
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	369	484
1
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	15	28
1 | 2022
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0
1 | 2021
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0	0
1 | 2020
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0	0
1 | 2019
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0	0
1 | 2018
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0	0
1 | Prior
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	15	28
2 to 4
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	1,022	861
2 to 4 | 2022
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	326
2 to 4 | 2021
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	247	255
2 to 4 | 2020
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	36	48
2 to 4 | 2019
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	11	40
2 to 4 | 2018
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	52	72
2 to 4 | Prior
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	350	446
5 and 6
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	7	13
5 and 6 | 2022
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0
5 and 6 | 2021
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0	0
5 and 6 | 2020
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0	0
5 and 6 | 2019
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0	0
5 and 6 | 2018
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	3	3
5 and 6 | Prior
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	4	10
7
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0	0
7 | 2022
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0
7 | 2021
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0	0
7 | 2020
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0	0
7 | 2019
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0	0
7 | 2018
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	0	0
7 | Prior
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	$ 0	$ 0